Business Segments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014 Segment	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Reportable business segments	3
Machinery and equipment acquired through capital leases	$ 7,788,000	$ 10,341,000
Acquisition of land through asset exchange	2,091,000		690,000
Corporate
Segment Reporting Information [Line Items]
Acquisition of land through asset exchange	$ 3,591,000